9. Inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories Details
Consumables	R$ 22,098	R$ 28,006
Parts and maintenance materials	170,851	162,409
Other	0	585
(-) Provision for obsolescence	(12,808)	(12,509)	R$ (12,444)
Inventories	R$ 180,141	R$ 178,491